FAM VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Asset Management - 6.4%
Brookfield Asset Management, Inc. - Class A	1,653,750	$ 54,672,975
T. Rowe Price Group, Inc.	214,390	27,489,086
		82,162,061
Banking - 2.7%
M&T Bank Corporation	179,000	16,484,110
South State Corporation	388,110	18,687,496
		35,171,606
Chemicals - 5.9%
Air Products & Chemicals, Inc.	175,500	52,274,430
Avery Dennison Corporation	187,000	23,906,080
		76,180,510
Construction Materials - 3.1%
Vulcan Materials Company	297,930	40,381,432

Diversified Industrials - 4.3%
Illinois Tool Works, Inc.	289,950	56,021,240

Home Construction - 2.0%
Fortune Brands Home & Security, Inc.	200,000	17,304,000
NVR, Inc. (a)	1,890	7,717,097
		25,021,097
Industrial Support Services - 2.7%
Fastenal Company	780,900	35,210,781

Insurance - 16.6%
Berkshire Hathaway, Inc. - Class A (a)	165	52,800,165
Brown & Brown, Inc.	1,919,392	86,890,876
Hanover Insurance Group, Inc. (The)	61,100	5,693,298
Markel Corporation (a)	60,850	59,249,645
White Mountains Insurance Group Ltd.	13,233	10,308,507
		214,942,491
Machinery - 10.1%
Graco, Inc.	716,650	43,966,478
IDEX Corporation	476,750	86,963,967
		130,930,445

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Medical Equipment & Devices - 3.6%
STERIS plc	17,500	$ 3,083,325
Stryker Corporation	208,000	43,340,960
		46,424,285
Oil & Gas Producers - 1.3%
EOG Resources, Inc.	473,000	16,999,620

Retail - Consumer Staples - 2.4%
Dollar General Corporation	146,300	30,667,406

Retail - Discretionary - 12.8%
AutoZone, Inc. (a)	26,700	31,442,988
CarMax, Inc. (a)	634,900	58,353,659
Ross Stores, Inc.	810,688	75,653,404
		165,450,051
Semiconductors - 3.8%
Analog Devices, Inc.	222,950	26,027,183
Microchip Technology, Inc.	80,000	8,220,800
Xilinx, Inc.	144,250	15,036,620
		49,284,603
Software - 3.4%
Black Knight, Inc. (a)	508,611	44,274,587

Technology Hardware - 2.3%
Zebra Technologies Corporation - Class A (a)	116,720	29,467,131

Technology Services - 8.9%
Broadridge Financial Solutions, Inc.	72,900	9,622,800
CDW Corporation	558,200	66,721,646
Fidelity National Information Services, Inc.	63,800	9,391,998
Genpact Ltd.	741,600	28,885,320
		114,621,764

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Transportation & Logistics - 2.3%
Landstar System, Inc.	230,721	$ 28,953,178

Total Common Stocks (Cost $472,353,865)		$ 1,222,164,288

MONEY MARKET FUNDS - 5.5%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (b) (Cost $70,726,680)	70,726,680	$ 70,726,680

Total Investments at Value - 100.1% (Cost $543,080,545)		$ 1,292,890,968

Liabilities in Excess of Other Assets - (0.1%)		(849,781)

Net Assets - 100.0%		$ 1,292,041,187

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedules of Investments.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Aerospace & Defense - 0.9%
HEICO Corporation - Class A	47,205	$ 4,185,195

Asset Management - 1.1%
T. Rowe Price Group, Inc.	38,000	4,872,360

Chemicals - 10.4%
Air Products & Chemicals, Inc.	100,500	29,934,930
Avery Dennison Corporation	130,000	16,619,200
		46,554,130
Commercial Support Services - 1.9%
Cintas Corporation	21,400	7,122,562
Republic Services, Inc.	17,500	1,633,625
		8,756,187
Construction Materials - 3.1%
Vulcan Materials Company	102,830	13,937,578

Electrical Equipment - 7.9%
Roper Technologies, Inc.	28,000	11,063,080
Trane Technologies plc	200,300	24,286,375
		35,349,455
Food - 2.2%
McCormick & Company, Inc.	50,500	9,802,050

Industrial Support Services - 3.5%
Fastenal Company	349,000	15,736,410

Insurance - 7.9%
Arthur J. Gallagher & Company	239,920	25,330,754
Hanover Insurance Group, Inc. (The)	109,000	10,156,620
		35,487,374
Machinery - 3.3%
IDEX Corporation	81,174	14,806,950

Medical Equipment & Devices - 6.5%
STERIS plc	34,230	6,030,984

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Medical Equipment & Devices - 6.5% (Continued)
Stryker Corporation	111,000	$ 23,129,070
		29,160,054
REITs - 3.4%
Digital Realty Trust, Inc.	104,000	15,263,040

Retail - Discretionary - 4.6%
Ross Stores, Inc.	219,686	20,501,097

Semiconductors - 13.0%
Entegris, Inc.	284,000	21,112,560
Microchip Technology, Inc.	226,000	23,223,760
Xilinx, Inc.	137,414	14,324,036
		58,660,356
Technology Services - 19.0%
Broadridge Financial Solutions, Inc.	159,400	21,040,800
CDW Corporation	217,000	25,938,010
Genpact Ltd.	498,000	19,397,100
Jack Henry & Associates, Inc.	60,858	9,894,902
Paychex, Inc.	111,600	8,902,332
		85,173,144
Wholesale - Discretionary - 4.0%
Pool Corporation	53,900	18,031,706

Total Common Stocks (Cost $252,328,687)		$ 416,277,086

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.3%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (a) (Cost $33,000,314)	33,000,314	$ 33,000,314

Total Investments at Value - 100.0% (Cost $285,329,001)		$ 449,277,400

Other Assets in Excess of Liabilities - 0.0% (b)		16,737

Net Assets - 100.0%		$ 449,294,137

(a)	The rate shown is the 7-day effective yield as of September 30, 2020.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Banking - 7.7%
Home BancShares, Inc.	250,000	$ 3,790,000
Pinnacle Financial Partners, Inc.	143,500	5,107,165
South State Corporation	121,606	5,855,329
		14,752,494
Commercial Support Services - 7.0%
CBIZ, Inc. (a)	406,635	9,299,743
Healthcare Services Group, Inc.	195,000	4,198,350
		13,498,093
Consumer Services - 2.7%
Carriage Services, Inc.	235,000	5,242,850

Engineering & Construction - 4.3%
frontdoor, inc. (a)	214,000	8,326,740

Food - 7.6%
Hostess Brands, Inc. (a)	553,000	6,818,490
Nomas Foods Ltd. (a)	305,100	7,773,948
		14,592,438
Gas & Water Utilities - 3.7%
Brookfield Infrastructure Corporation - Class A	80,750	4,472,742
ONE Gas, Inc.	38,180	2,634,802
		7,107,544
Health Care Facilities & Services - 2.3%
U.S. Physical Therapy, Inc.	50,000	4,344,000

Insurance - 5.8%
Hanover Insurance Group, Inc. (The)	21,700	2,022,006
Trisura Group Ltd. (a)	94,620	5,988,500
White Mountains Insurance Group Ltd.	4,150	3,232,850
		11,243,356
Leisure Facilities & Services - 5.6%
Choice Hotels International, Inc.	97,000	8,338,120
OneSpaWorld Holdings Ltd.	388,000	2,522,000
		10,860,120

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Machinery - 3.2%
Franklin Electric Company, Inc.	104,500	$ 6,147,735

Medical Equipment & Devices - 1.8%
Natus Medical, Inc. (a)	205,000	3,511,650

Publishing & Broadcasting - 2.9%
Boston Omaha Corporation - Class A (a)	355,000	5,680,000

Real Estate Owners & Developers - 2.9%
FRP Holdings, Inc. (a)	132,100	5,504,607

Real Estate Services - 4.1%
Colliers International Group, Inc.	120,000	8,002,800

Retail - Consumer Staples - 3.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	71,000	6,201,850

Retail - Discretionary - 12.5%
Floor & Decor Holdings, Inc. - Class A (a)	140,700	10,524,360
Monro, Inc.	143,300	5,813,681
Penske Automotive Group, Inc.	163,000	7,768,580
		24,106,621
Semiconductors - 5.4%
Entegris, Inc.	140,000	10,407,600

Software - 6.0%
Descartes Systems Group, Inc. (The) (a)	96,500	5,498,570
SPS Commerce, Inc. (a)	77,700	6,050,499
		11,549,069
Technology Services - 4.7%
ExlService Holdings, Inc. (a)	136,000	8,971,920

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Transportation & Logistics - 4.3%
Landstar System, Inc.	65,700	$ 8,244,693

Total Common Stocks (Cost $161,147,034)		$ 188,296,180

MONEY MARKET FUNDS - 2.4%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (b) (Cost $4,646,546)	4,646,546	$ 4,646,546

Total Investments at Value - 100.1% (Cost $165,793,580)		$ 192,942,726

Liabilities in Excess of Other Assets - (0.1%)		(195,402)

Net Assets - 100.0%		$ 192,747,324

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedules of Investments.

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2020 (Unaudited)

1. Organization

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Each Fund is authorized to issue two classes of shares; Investor Shares and Institutional Shares. The Investor Shares and Institutional Shares represent interests in the same portfolio of investments in each Fund, however, each class of shares is subject to different expenses and have different investment minimums. Each share class has exclusive voting rights with respect to matters that affect just that class of shares. As of the date of this report, Institutional Shares of the FAM Dividend Focus Fund are not currently offered.

The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Dividend Focus Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing equity securities. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

2. Significant Accounting Policies

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees of Fenimore Asset Management Trust. Investments in other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2020:

FAM Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,222,164,288	$-	$-	$1,222,164,288
Money Market Funds	70,726,680	-	-	70,726,680
Total	$1,292,890,968	$-	$-	$1,292,890,968

FAM Dividend Focus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$416,277,086	$-	$-	$416,277,086
Money Market Funds	33,000,314	-	-	33,000,314
Total	$449,277,400	$-	$-	$449,277,400

FAM Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$188,296,180	$-	$-	$188,296,180
Money Market Funds	4,646,546	-	-	4,646,546
Total	$192,942,726	$-	$-	$192,942,726

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended September 30, 2020.

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

3. Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

4. Federal Tax Information

The following information is computed on a tax basis for each item as of September 30, 2020:

	FAM Value	FAM Dividend	FAM Small
	Fund	Focus Fund	Cap Fund

Tax cost of portfolio investments	$543,080,545	$285,329,001	$165,793,580
Gross unrealized appreciation	$764,348,926	$168,969,149	$44,245,638
Gross unrealized depreciation	(14,538,503)	(5,020,750)	(17,096,492)
Net unrealized appreciation	$749,810,423	$163,948,399	$27,149,146